Note 13 - Stockholders' Equity (Details Textual) - USD ($)				2 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 06, 2018	Sep. 08, 2018	Aug. 01, 2017	Jan. 31, 2019	Dec. 31, 2017	Dec. 05, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Feb. 28, 2016
Common Stock, Shares Authorized				500,000,000			15,000,000	15,000,000		50,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001			$ 0.001	$ 0.001		$ 0.001
Preferred Stock, Shares Authorized				10,000,000	1,000,000	1,000,000	2,423,711			2,423,711
Preferred Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001				$ 0.001
Stock Issued During Period, Value, New Issues			$ 230,000,000	$ 96,901,000	$ 25,000	$ 7,116,500
Equity Offering Costs							$ 158,715
Preferred Stock, Dividend Rate, Percentage	0.00%						13.50%
Temporary Equity, Liquidation Preference Per Share								$ 4.13
Payments of Dividends, Total		$ 4,840,065						$ 4,840,065
Preferred stock, liquidation							11,239,060	9,845,139
Temporary Equity, Dividends, Adjustment							$ 1,716,504	$ 322,583
Treasury Stock, Shares, Acquired								81,447
Treasury Stock, Value, Acquired, Cost Method								$ 1,400,009
Stock Repurchased and Retired During Period, Value								889,825
Retained Earnings [Member]
Stock Repurchased and Retired During Period, Value								$ 889,825
Sponsor [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues							6,576,289
Stock Issued During Period, Value, New Issues							$ 16,300,000
One of the Lenders as Part of Obtaining Loan Financing [Member]
Proceeds from Issuance of Debt							$ 2,478,602
One of the Lenders as Part of Obtaining Loan Financing [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues							1,000,000
Former Owners of BB and EP [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues							2,423,711
Stock Issued During Period, Value, New Issues							$ 15,182,053